Stock Compensation Plans - Schedule of Stock Options (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Aggregate intrinsic value of options exercised	$ 10	$ 39	$ 1,235